Loan Receivable (Details Narrative) - USD ($)	Mar. 31, 2019	Jan. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Aug. 07, 2017	Mar. 07, 2017	Jan. 20, 2017
Loans Receivable, Net	$ 680,577			$ 700,439
Shares issued			100,000
Trade receivables, gross	541,064			$ 2,090
Agreement [Member]
Loans Receivable, Net	$ 184,879
Related party							$ 65,850
Agreement [Member] | United Asia Medical Network [Member]
Related party					$ 256,410	$ 256,410
Bearing interest rate					5.00%	12.00%
Dragon Jade Medical Company [Member]
Shares issued		3,000
Trade receivables, gross		$ 900,000